SCHEDULE OF CASHFLOWS RELATED TO LEASES (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Payments for operating lease liabilities	$ 176,408	$ 445,411
Cash flows from financing activities:
Principal payments on finance lease obligation	35,434	33,511
Supplemental Cash Flow Data:
Right-of-use assets obtained in exchange for new operating lease obligations	$ 240,569	$ 405,573